Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,530,000.00
Previously Paid Amount	0.00
Total Fee Amount	487.49
Total Offset Amount	0.00
Net Fee	487.49
Narrative - Max Aggregate Offering Price	$ 3,530,000.00
Final Prospectus	true